Financial assets at amortized cost	12 Months Ended
Dec. 31, 2018
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Financial assets at amortized cost
15.	Financial assets at amortized cost

	December 31, 2018	December 31, 2018
	NT$000	US$000
Current
Time deposits	169,168	5,526

Non-current
Time deposits	30,715	1,003
Restricted bank deposits	68,388	2,234

	99,103	3,237

Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	2018	2018
	NT$000	US$000
Interest income	920	30

As of December 31, 2018, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortized cost held by the Group was NT$268,271 thousand (US$8,763 thousand).

Information about the financial assets at amortized cost that were pledged to others as collateral is provided in Note 34.

Information relating to credit risk of financial assets at amortized cost is provided in Note 35 b).